Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	1,083,335
Proposed Maximum Offering Price per Unit	1.73
Maximum Aggregate Offering Price	$ 1,874,169.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 258.82
Offering Note	(1) The amount registered consists of up to an aggregate of 1,083,335 shares of Class A common stock, par value $0.0001 per share (the "Class A common stock"), of Hyperfine, Inc. that are issuable upon the exercise of warrants, consisting of: (i) warrants to purchase up to an aggregate of 562,500 shares of Class A common stock and (ii) warrants to purchase up to an aggregate of 520,835 shares of Class A common stock, to be offered by the selling stockholders named in the Registration Statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement also covers such an indeterminate amount of shares of Class A common stock as may become issuable to prevent dilution resulting from stock splits, stock dividends and similar events. (2) The proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Class A common stock quoted on the Nasdaq Global Market on May 6, 2026.